Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Capital Reserves [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Balance at May. 31, 2022		$ 9	[1]	$ 1,503	$ (96)	$ 2	$ 287		$ 1,705
Balance, shares at May. 31, 2022	[1]	18,038
Net income (loss) for the year			[1]				806		806
Dividend declared for the year			[1]				(1,023)		(1,023)
Foreign currency translation adjustment			[1]		16				16
Balance at May. 31, 2023		$ 9	[1]	1,503	(80)	2	70		1,504
Balance, shares at May. 31, 2023	[1]	18,038
Net income (loss) for the year			[1]				(977)		(977)
Foreign currency translation adjustment			[1]		(143)				(143)
Balance at May. 31, 2024		$ 9	[1]	1,503	(223)	2	(907)		384
Balance, shares at May. 31, 2024	[1]	18,038
Net income (loss) for the year			[1]				(2,720)		(2,720)
Foreign currency translation adjustment			[1]		169				169
Issuance of shares, net of offering		$ 1	[1]	6,697					6,698
Issuance of shares, net of offering, shares	[1]	1,750
Shares repurchased by the Company			[1]					(571)	(571)
Balance at May. 31, 2025		$ 10	[1]	$ 8,200	$ (54)	$ 2	$ (3,627)	$ (571)	$ 3,960
Balance, shares at May. 31, 2025	[1]	19,254

[1]	Ordinary Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split